Note 10 - Accrued Liabilities	12 Months Ended
Jan. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]	Note 10 - Accrued Liabilities
	January 31, 2015	January 31, 2014
Accrued compensation and benefits	9,017	8,346
Accrued professional fees	1,137	1,780
Other accrued liabilities	6,541	6,631
	16,695	16,757